Fair Value Measurements - Company's financial assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	$ 25,324,530
Convertible note - related party	1,152,680
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Short-term investments:
Investments held in Trust Account	276,057,966
Liabilities, Fair Value Disclosure [Abstract]
Convertible note - related party	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	16,100,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	0
Level 2 | Fair Value, Recurring [Member]
Short-term investments:
Investments held in Trust Account	0
Liabilities, Fair Value Disclosure [Abstract]
Convertible note - related party	0
Level 2 | Fair Value, Recurring [Member] | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	0
Level 2 | Fair Value, Recurring [Member] | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	0
Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Convertible note - related party	1,152,680	$ 0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Short-term investments:
Investments held in Trust Account	0
Liabilities, Fair Value Disclosure [Abstract]
Convertible note - related party	1,152,680
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	$ 9,224,530